Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current portion of derivative assets $	Derivative assets $
As at December 31, 2023
Interest rate swap agreement	—	—
	—	—

As at December 31, 2022
Interest rate swap agreement	2,087	1,622
	2,087	1,622

Realized and unrealized gains (losses) on derivative instruments not designated as hedging instruments
Realized and unrealized gains (losses) relating to the interest rate swap and FFAs are recognized in earnings and reported in realized and unrealized gain on derivative instruments in the Company’s consolidated statements of income (loss) as follows:

	Year Ended December 31,
	2023 $	2022 $	2021 $
Realized gains (losses) relating to:
Interest rate swap agreement	4,168	532	(296)
Forward freight agreements	(10)	1,484	(572)
	4,158	2,016	(868)

Unrealized (losses) gains relating to:
Interest rate swap agreement	(3,709)	3,159	1,436
Forward freight agreements	—	4	(4)
	(3,709)	3,163	1,432
Total realized and unrealized gain on derivative instruments	449	5,179	564